INCOME TAX EXPENSE (Reconciliation of effective income tax) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of income tax [Abstract]
Income before income tax	$ 5,764,330	$ 1,159,359	$ 826,564
Income tax expense at statutory tax rate	(1,633,556)	(350,896)	(247,592)
Non taxable income	37,815	118,540	71,101
Non deductible expenses	0	0	(476)
Effect of currency translation on tax base	131,115	(66,157)	33,133
Increase of unrecognized tax losses carried-forward	0	0	(73,842)
Recovery of income tax	76,604	7,025	0
Effect of changes in tax law	(9,117)	0	21,157
Income tax expense	$ (1,397,139)	$ (291,488)	$ (196,519)